Equity (Details)			12 Months Ended
	Mar. 27, 2025 SGD ($) shares	Mar. 27, 2025 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 USD ($) shares	Apr. 07, 2025 $ / shares shares	Apr. 21, 2022 $ / shares shares	Nov. 17, 2021 shares
Equity [Line Items]
Ordinary shares issued					50,000,000		10,000
Share authorized						10,000
Par value per share (in Dollars per share) | $ / shares						$ 1
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.000625
Ordinary shares outstanding						16,000,000
Capital contribution	$ 80	$ 63
Maximum [Member]
Equity [Line Items]
Share split			1,600
Minimum [Member]
Equity [Line Items]
Share split			1
Common Class A [Member]
Equity [Line Items]
Ordinary shares issued			16,000,000	16,000,000
Par value per share (in Dollars per share) | $ / shares					$ 0.000625
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.000625
Ordinary shares outstanding			16,000,000	16,000,000
Voting rights			1
Common Class B [Member]
Equity [Line Items]
Ordinary shares issued	100,000	100,000	100,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.000625		$ 0.000625
Ordinary shares outstanding			100,000
Voting rights			10